Commitments and Contingencies - Schedule of Future Minimum Rental Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Lessee, Lease, Description [Line Items]
2024	$ (7,227)
2025	6,247
2026	7,341
2027	7,557
Thereafter	52,498
Total Future Minimum Leases Payments	66,416
amount of lease payments representing interest	(33,209)
Present Value of Operating Lease Liabilities	$ 33,207